Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000225987 | United Overseas Bank Ltd8405670
Holdings [Line Items]
Percent of Total Investments	3.20%
C000225987 | Roche Holding AG8405522
Holdings [Line Items]
Percent of Total Investments	3.20%
C000225987 | AIA Group Ltd8405591
Holdings [Line Items]
Percent of Total Investments	2.80%
C000225987 | Sandoz Group AG8405525
Holdings [Line Items]
Percent of Total Investments	2.70%
C000225987 | Smith & Nephew PLC8405579
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225987 | Ryanair Holdings PLC8405681
Holdings [Line Items]
Percent of Total Investments	2.50%
C000225987 | HSBC Holdings PLC8405597
Holdings [Line Items]
Percent of Total Investments	2.40%
C000225987 | Novartis AG8405519
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225987 | Nihon Kohden Corp8405637
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225987 | Kering SA8405556
Holdings [Line Items]
Percent of Total Investments	2.10%
C000225987 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225987 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225987 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225987 | India
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225987 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225987 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225987 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000225987 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225987 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225987 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225987 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000225987 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000234397 | United Overseas Bank Ltd8405670
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234397 | Roche Holding AG8405522
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234397 | AIA Group Ltd8405591
Holdings [Line Items]
Percent of Total Investments	2.80%
C000234397 | Sandoz Group AG8405525
Holdings [Line Items]
Percent of Total Investments	2.70%
C000234397 | Smith & Nephew PLC8405579
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234397 | Ryanair Holdings PLC8405681
Holdings [Line Items]
Percent of Total Investments	2.50%
C000234397 | HSBC Holdings PLC8405597
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234397 | Novartis AG8405519
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234397 | Nihon Kohden Corp8405637
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234397 | Kering SA8405556
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234397 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234397 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234397 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234397 | India
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234397 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234397 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234397 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234397 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000234397 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234397 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234397 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000234397 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000234396 | United Overseas Bank Ltd8405670
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234396 | Roche Holding AG8405522
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234396 | AIA Group Ltd8405591
Holdings [Line Items]
Percent of Total Investments	2.80%
C000234396 | Sandoz Group AG8405525
Holdings [Line Items]
Percent of Total Investments	2.70%
C000234396 | Smith & Nephew PLC8405579
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234396 | Ryanair Holdings PLC8405681
Holdings [Line Items]
Percent of Total Investments	2.50%
C000234396 | HSBC Holdings PLC8405597
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234396 | Novartis AG8405519
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234396 | Nihon Kohden Corp8405637
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234396 | Kering SA8405556
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234396 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234396 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234396 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234396 | India
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234396 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234396 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234396 | France
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000234396 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234396 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234396 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000234396 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.90%